Prepaids and Deposits	6 Months Ended
Dec. 31, 2021
Disclosure of Prepaids and Deposits [Abstract]
PREPAIDS AND DEPOSITS	NOTE 5 – PREPAIDS AND DEPOSITS Included under prepaid expenses are approximately $1,063,000 in prepaid insurance and $189,000 on advances related to exploration work.